Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (923)	$ (1,200)	$ (1,469)
Changes in unrealized gains and losses	(1,223)	715	920
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Derivative Hedges	37	(74)	(343)
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Retirement Plans	590	(543)	(464)
Changes in unrealized gains and losses	(596)	98	113
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	8	12	(25)
Transfer of securities from available-for-sale to held-to-maturity
Foreign currency translation adjustment	(34)	14	(16)
Reclassification to earnings of realized gains and losses	373	325	363
Applicable income taxes	101	(172)	(166)
Balance at end of period	(1,071)	(923)	(1,200)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(40)	(49)	(39)
Changes in unrealized gains and losses
Other-than-temporary impairment not recognized in earnings on securities available-for-sale
Transfer of securities from available-for-sale to held-to-maturity
Foreign currency translation adjustment	(34)	14	(16)
Reclassification to earnings of realized gains and losses
Applicable income taxes	14	(5)	6
Balance at end of period	(60)	(40)	(49)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,265)	(1,022)	(803)
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Retirement Plans	590	(543)	(464)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale
Transfer of securities from available-for-sale to held-to-maturity
Foreign currency translation adjustment
Reclassification to earnings of realized gains and losses	249	150	110
Applicable income taxes	(317)	150	135
Balance at end of period	(743)	(1,265)	(1,022)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(404)	(489)	(414)
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Derivative Hedges	37	(74)	(343)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale
Transfer of securities from available-for-sale to held-to-maturity
Foreign currency translation adjustment
Reclassification to earnings of realized gains and losses	192	211	222
Applicable income taxes	(86)	(52)	46
Balance at end of period	(261)	(404)	(489)
Unrealized Gains (Losses) on Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	107
Changes in unrealized gains and losses
Other-than-temporary impairment not recognized in earnings on securities available-for-sale
Transfer of securities from available-for-sale to held-to-maturity		224
Foreign currency translation adjustment
Reclassification to earnings of realized gains and losses	(59)	(51)
Applicable income taxes	22	(66)
Balance at end of period	70	107
Unrealized Gains (Losses) on Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	679	360	(213)
Changes in unrealized gains and losses	(1,223)	715	920
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	8	12	(25)
Transfer of securities from available-for-sale to held-to-maturity		(224)
Foreign currency translation adjustment
Reclassification to earnings of realized gains and losses	(9)	15	31
Applicable income taxes	468	(199)	(353)
Balance at end of period	$ (77)	$ 679	$ 360